Annual Fund Operating Expenses - American Beacon Select Funds - American Beacon U.S. Government Money Market Select Fund - Select	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]
1	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a voluntary fee waiver/expense reimbursement agreement for the Fund’s shares in the amount of 0.01%. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.